Commitments and Contingencies - Future Annual Minimum Lease Payments Under Lease Agreements (Details) (USD $)	Dec. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
2014	$ 123,504
2015	125,976
2016	125,976
2017	125,976
2018	125,976
Thereafter	2,775,520
Total	$ 3,402,928